UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
 Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: July 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JULY 31, 2009

Legg Mason Partners
Lifestyle Series

Legg Mason Partners
Lifestyle Allocation 100%

Legg Mason Partners
Lifestyle Allocation 85%

Legg Mason Partners
Lifestyle Allocation 70%

Legg Mason Partners
Lifestyle Allocation 50%

Legg Mason Partners
Lifestyle Allocation 30%

Legg Mason Partners
Lifestyle Income Fund

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Series (“Lifestyle Series”) consists of separate investment funds, each with its own investment objective and policies. Each fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

Fund name changes

During the fourth quarter of 2009, it is expected that Legg Mason Partners Lifestyle Allocation 100%, Legg Mason Partners Lifestyle Allocation 85%, Legg Mason Partners Lifestyle Allocation 70%, Legg Mason Partners Lifestyle Allocation 50%, Legg Mason Partners Lifestyle Allocation 30% and Legg Mason Partners Lifestyle Income Fund will change their names to Legg Mason Lifestyle Allocation 100%, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund, respectively. There will be no change in the Funds’ investment objectives or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Funds at a glance	1

Funds expenses	7

Schedules of investments	19

Statements of assets and liabilities	25

Statements of operations	27

Statements of changes in net assets	29

Financial highlights	35

Notes to financial statements	56

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended July 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as the preliminary estimate for GDP was a 1.0% decline. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately 6.7 million jobs have been shed and we have experienced nineteen consecutive months of job losses. In addition, the unemployment rate remains high, reported as 9.4% in July 2009.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the third consecutive month in June. In addition, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and job losses in July 2009 were the lowest monthly amount since August 2008.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

Legg Mason Partners Lifestyle Series   I

Letter from the chairman continued

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), produced outstanding results for the six months ended July 31, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in February 2009, with the Index returning -10.65%. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply through the end of July—rising approximately 47%—the steepest gain since 1933. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index returned 21.18% over the six-month reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.94% and 2.87%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.13% and 3.52%. Over the six months ended July 31, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended July 31, 2009, the Barclays Capital U.S. Aggregate Indexv returned 4.47%.

II   Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 100%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 100% seeks capital appreciation by investing 100% of its assets in underlying funds that invest principally in equity securities, but there may be times when the managers choose to invest up to 10% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Lifestyle Allocation 100%, excluding sales charges, returned 24.60%. The Fund’s unmanaged benchmarks, the MSCI EAFE Indexvi and the Russell 3000 Indexvii, returned 30.63% and 22.59%, respectively, for the same period. The Lifestyle Allocation 100% Composite Benchmarkviii returned 25.07% over the same time frame. The Lipper Multi-Cap Core Funds Category Average2 returned 24.15% for the same period.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 100% — Class A Shares	24.60%

MSCI EAFE Index	30.63%

Russell 3000 Index	22.59%

Lifestyle Allocation 100% Composite Benchmark	25.07%

Lipper Multi-Cap Core Funds Category Average[2]	24.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 24.24%, Class C shares returned 24.41% and Class I shares returned 25.06% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements, without which the performance would have been lower.
The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.90%, 3.05%, 2.25% and 1.13%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares until at least May 31, 2010.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Lifestyle Allocation 100%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.
[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 787 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.
† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series   III

Letter from the chairman continued

Legg Mason Partners Lifestyle Allocation 85%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Lifestyle Allocation 85%, excluding sales charges, returned 24.69%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, returned 4.47% and 22.59%, respectively, for the same period. The Lifestyle Allocation 85% Composite Benchmarkix returned 23.49% over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 19.36% for the same period.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 85% — Class A Shares	24.69%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 3000 Index	22.59%

Lifestyle Allocation 85% Composite Benchmark	23.49%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	19.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 24.16%, Class C shares returned 24.31% and Class I shares returned 24.59% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.57%, 2.41%, 1.93% and 0.82%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares until at least May 31, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 678 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

† Includes expenses of the underlying funds in which the Fund invests.

IV   Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 70%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Lifestyle Allocation 70%, excluding sales charges, returned 23.61%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, returned 4.47% and 22.59%, respectively, over the same time frame. The Lifestyle Allocation 70% Composite Benchmarkx returned 20.18% for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 19.36% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 70% — Class A Shares	23.61%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 3000 Index	22.59%

Lifestyle Allocation 70% Composite Benchmark	20.18%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	19.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 23.20%, Class C shares returned 23.33% and Class I shares returned 23.80% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements, without which the performance would have been lower.
The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, and, to a lesser degree, the fixed-income markets, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.37%, 2.20%, 1.84% and 0.77%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.
[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 678 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.
† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series   V

Letter from the chairman continued

Legg Mason Partners Lifestyle Allocation 50%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Lifestyle Allocation 50%, excluding sales charges, returned 22.01%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 1000 Indexxi, returned 4.47% and 22.26%, respectively, over the same time frame. The Lifestyle Allocation 50% Composite Benchmarkxii returned 16.55% for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 17.20% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 50% — Class A Shares	22.01%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 1000 Index	22.26%

Lifestyle Allocation 50% Composite Benchmark	16.55%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[2]	17.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 21.52% and Class C shares returned 21.65% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements, without which the performance would have been lower.
The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.23%, 2.07% and 1.81%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.
[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 520 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.
† Includes expenses of the underlying funds in which the Fund invests.

VI   Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 30%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 30% seeks primarily income and secondarily long-term growth of capital by investing 30% of its assets in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Lifestyle Allocation 30%, excluding sales charges, returned 20.15%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 1000 Index, returned 4.47% and 22.26%, respectively, over the same time frame. The Lifestyle Allocation 30% Composite Benchmarkxiii returned 13.13% for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 returned 13.32% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 30% — Class A Shares	20.15%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 1000 Index	22.26%

Lifestyle Allocation 30% Composite Benchmark	13.13%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[2]	13.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 19.70% and Class C shares returned 20.00% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements, without which the performance would have been lower.
The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the different sectors of the fixed-income markets and, to a lesser degree, the equities markets. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.23%, 1.77% and 1.58%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.
[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 469 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.
† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series   VII

Letter from the chairman continued

Legg Mason Partners Lifestyle Income Fund
Target Asset Allocation1

Legg Mason Partners Lifestyle Income Fund seeks high current income by investing 10% of its assets in underlying funds that invest principally in equity securities and 90% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Class A shares of Legg Mason Partners Lifestyle Income Fund, excluding sales charges, returned 18.84%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Index and the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexxiv, returned 4.47%, 22.26% and 30.11%, respectively, for the same period. The Lifestyle Income Fund Composite Benchmarkxv returned 9.92% over the same time frame. The Lipper General Bond Funds Category Average2 returned 7.22% for the same period.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Income Fund — Class A Shares	18.84%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 1000 Index	22.26%

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index	30.11%

Lifestyle Income Fund Composite Benchmark	9.92%

Lipper General Bond Funds Category Average[2]	7.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 18.60% and Class C shares returned 18.65% over the six months ended July 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

Performance figures reflect expense reimbursements, without which the performance would have been lower.
The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the different sectors of the fixed-income markets and, to a lesser degree, the equity markets. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.44%, 2.05% and 2.21%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.30% for Class B shares and 1.25% for Class C shares until at least May 31, 2010.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Lifestyle Income Fund. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.
[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 57 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.
† Includes expenses of the underlying funds in which the Fund invests.

VIII   Legg Mason Partners Lifestyle Series

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid – sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

• Fund prices and performance,

• Market insights and commentaries from our portfolio managers, and

• A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your funds

Important information with regard to recent regulatory developments that may affect each Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

August 28, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Lifestyle Allocation 100%: Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Investments in high-yield securities involve risks beyond those inherent in higher-rated investments. To the extent the Fund invests in fixed-income mutual funds, as interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 85%: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Legg Mason Partners Lifestyle Series   IX

Letter from the chairman continued

Lifestyle Allocation 70%: Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets. Small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies. High-yield securities are lower-rated issues and inherently more risky than higher-rated securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 50%: The Fund is subject to the risks associated with investing in both fixed-income and equity securities. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High-yield securities are lower-rated and inherently more risky than higher-rated securities. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 30%: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are lower-rated and involve greater credit and liquidity risks than investment grade bonds. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Income Fund: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are less liquid than investment grade securities and their market values tend to be more volatile. Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

X   Legg Mason Partners Lifestyle Series

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii	The Lifestyle Allocation 100% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 55% Russell 1000 Index, 25% Russell 2000 Index and 20% MSCI EAFE Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix	The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]	The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index.

xi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xii	The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index.

xiii	The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays Capital U.S. Aggregate Index and 10% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index.

xiv	The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xv	The Lifestyle Income Fund Composite Benchmark is a hypothetical representation of the Fund’s major asset classes. It consists of 75% Barclays Capital U.S. Aggregate Index, 15% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index and 10% Russell 1000 Index.

Legg Mason Partners Lifestyle Series   XI

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Funds at a glance (unaudited)

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100% BREAKDOWN As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   1

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85% BREAKDOWN As of — July 31, 2009†

As a Percent of Total Long-Term Investments

2   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70% BREAKDOWN As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   3

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50% BREAKDOWN As of — July 31, 2009†

As a Percent of Total Long-Term Investments

4   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30% BREAKDOWN As of — July 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   5

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE INCOME FUND BREAKDOWN As of — July 31, 2009†

As a Percent of Total Long-Term Investments

6   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 100%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	24.60%	$1,000.00	$1,246.00	0.80%	$4.46

Class B	24.24	1,000.00	1,242.40	1.55	8.62

Class C	24.41	1,000.00	1,244.10	1.29	7.18

Class I	25.06	1,000.00	1,250.60	0.28	1.56

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   7

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 100%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,018.40	1.29	6.46

Class I	5.00	1,000.00	1,023.41	0.28	1.40

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 85%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	24.69%	$1,000.00	$1,246.90	0.79%	$4.40

Class B	24.16	1,000.00	1,241.60	1.55	8.61

Class C	24.31	1,000.00	1,243.10	1.16	6.45

Class I	24.59	1,000.00	1,245.90	0.46	2.56

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   9

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 85%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,020.88	0.79%	$3.96

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,019.04	1.16	5.81

Class I	5.00	1,000.00	1,022.51	0.46	2.31

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 70%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	23.61%	$1,000.00	$1,236.10	0.72%	$3.99

Class B	23.20	1,000.00	1,232.00	1.55	8.58

Class C	23.33	1,000.00	1,233.30	1.15	6.37

Class I	23.80	1,000.00	1,238.00	0.54	3.00

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   11

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 70%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.22	0.72%	$3.61

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,019.09	1.15	5.76

Class I	5.00	1,000.00	1,022.12	0.54	2.71

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of expense reimbursements) are equal to the each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 50%	Charges[2]	Value	Value	Ratio[3]	the Period[4]
Class A	22.01%	$1,000.00	$1,220.10	0.61%	$3.36

Class B	21.52	1,000.00	1,215.20	1.53	8.40

Class C	21.65	1,000.00	1,216.50	1.18	6.48

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   13

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 50%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.77	0.61%	$3.06

Class B	5.00	1,000.00	1,017.21	1.53	7.65

Class C	5.00	1,000.00	1,018.94	1.18	5.91

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

14   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 30%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	20.15%	$1,000.00	$1,201.50	0.64%	$3.49

Class B	19.70	1,000.00	1,197.00	1.28	6.97

Class C	20.00	1,000.00	1,200.00	1.04	5.67

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   15

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 30%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.62	0.64%	$3.21

Class B	5.00	1,000.00	1,018.45	1.28	6.41

Class C	5.00	1,000.00	1,019.64	1.04	5.21

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

16   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Income Fund	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	18.84%	$1,000.00	$1,188.40	0.78%	$4.23

Class B	18.60	1,000.00	1,186.00	1.29	6.99

Class C	18.65	1,000.00	1,186.50	1.24	6.72

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   17

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Income Fund	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,020.93	0.78%	$3.91

Class B	5.00	1,000.00	1,018.40	1.29	6.46

Class C	5.00	1,000.00	1,018.65	1.24	6.21

[1]	For the six months ended July 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

18   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Schedules of investments (unaudited)
July 31, 2009

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.7%
601,784	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$6,926,533
	Legg Mason Partners Equity Trust:
63,463	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	5,237,591
863,042	Legg Mason Partners Appreciation Fund, Class IS Shares	9,674,697
495,293	Legg Mason Partners Fundamental Value Fund, Class IS Shares	5,438,312
934,774	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	6,842,544
409,280	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	6,757,212
410,985	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	4,985,247
1,197,298	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	9,877,710
166,429	Legg Mason Value Trust, Inc., Institutional Class Shares*	6,309,307
564,923	The Royce Fund — Royce Value Fund, Institutional Class Shares*	5,050,413

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $79,904,350)	67,099,566

FACE
AMOUNT
SHORT-TERM INVESTMENT‡ — 0.3%
	Repurchase Agreement — 0.3%
$206,000	Interest in $487,728,000 joint tri-party repurchase agreement dated 7/31/09 with Greenwich Capital Markets Inc., 0.210% due 8/3/09; Proceeds at maturity- $206,004; (Fully collateralized by various U.S. government agency obligations, 0.550% to 7.125% due 6/4/10 to 12/15/16; Market value — $210,122) (Cost — $206,000)	206,000

	TOTAL INVESTMENTS — 100.0% (Cost — $80,110,350#)	67,305,566
	Other Assets in Excess of Liabilities — 0.0%	16,838

	TOTAL NET ASSETS — 100.0%	$67,322,404

*	Non-income producing security.

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   19

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.7%
4,203,480	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$48,382,060
	Legg Mason Partners Equity Trust:
362,200	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	29,892,390
5,512,949	Legg Mason Partners Appreciation Fund, Class IS Shares	61,800,161
2,610,988	Legg Mason Partners Fundamental Value Fund, Class IS Shares	28,668,654
6,691,611	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	48,982,593
1,545,022	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	25,508,307
2,910,429	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	35,303,498
7,532,474	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	62,142,906
789,702	Legg Mason Value Trust, Inc., Institutional Class Shares*	29,937,598
3,898,161	The Royce Fund — Royce Value Fund, Institutional Class Shares*	34,849,556
	Western Asset Funds Inc.:
3,734,455	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	34,394,326
2,355,699	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	22,638,269
3,160,050	Western Asset High Yield Portfolio, Institutional Select Class Shares	24,395,586

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $586,245,414)	486,895,904

FACE
AMOUNT
SHORT-TERM INVESTMENT‡ — 0.4%
	Repurchase Agreement — 0.4%
$1,940,000	Interest in $487,728,000 joint tri-party repurchase agreement dated 7/31/09 with Greenwich Capital Markets Inc., 0.210% due 8/3/09; Proceeds at maturity- $1,940,034; (Fully collateralized by various U.S. government agency obligations, 0.550% to 7.125% due 6/4/10 to 12/15/16; Market value — $1,978,815) (Cost — $1,940,000)	1,940,000

	TOTAL INVESTMENTS — 100.1% (Cost — $588,185,414#)	488,835,904
	Liabilities in Excess of Other Assets — (0.1)%	(346,220)

	TOTAL NET ASSETS — 100.0%	$488,489,684

*	Non-income producing security.

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.8%
2,427,828	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$27,944,301
	Legg Mason Partners Equity Trust:
308,071	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	25,425,070
3,481,040	Legg Mason Partners Appreciation Fund, Class IS Shares	39,022,456
2,331,439	Legg Mason Partners Fundamental Value Fund, Class IS Shares	25,599,199
4,158,238	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	30,438,299
1,231,437	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	20,331,031
1,613,962	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	19,577,356
5,466,727	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	45,100,500
699,983	Legg Mason Value Trust, Inc., Institutional Class Shares*	26,536,348
2,340,186	The Royce Fund — Royce Value Fund, Institutional Class Shares*	20,921,261
	Western Asset Funds Inc.:
5,305,599	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	48,864,566
6,051,560	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	58,155,495
2,728,794	Western Asset High Yield Portfolio, Institutional Select Class Shares	21,066,290

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $496,735,433)	408,982,172

FACE
AMOUNT
SHORT-TERM INVESTMENT‡ — 0.3%
	Repurchase Agreement — 0.3%
$1,451,000	Interest in $187,822,000 joint tri-party repurchase agreement dated 7/31/09 with Barclays Capital Inc., 0.200% due 8/3/09; Proceeds at maturity- $1,451,024; (Fully collateralized by U.S. government agency obligations, 8.750% due 8/15/20; Market value — $1,480,020) (Cost — $1,451,000)	1,451,000

	TOTAL INVESTMENTS — 100.1% (Cost — $498,186,433#)	410,433,172
	Liabilities in Excess of Other Assets — (0.1)%	(495,242)

	TOTAL NET ASSETS — 100.0%	$409,937,930

*	Non-income producing security.

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   21

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.6%
1,013,564	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$11,666,120
	Legg Mason Partners Equity Trust:
155,011	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	12,793,024
1,298,829	Legg Mason Partners Appreciation Fund, Class IS Shares	14,559,873
1,161,603	Legg Mason Partners Fundamental Value Fund, Class IS Shares	12,754,397
1,809,836	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	13,248,002
788,727	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	13,021,881
621,772	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	7,542,092
1,851,247	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	15,272,786
355,277	Legg Mason Value Trust, Inc., Institutional Class Shares*	13,468,569
1,013,032	The Royce Fund — Royce Value Fund, Institutional Class Shares*	9,056,510
	Western Asset Funds Inc.:
4,081,430	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	37,589,969
7,822,043	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	75,169,834
2,327,029	Western Asset High Yield Portfolio, Institutional Select Class Shares	17,964,667

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $287,276,671)	254,107,724

FACE
AMOUNT
SHORT-TERM INVESTMENT‡ — 0.5%
	Repurchase Agreement — 0.5%
$1,280,000	Interest in $187,822,000 joint tri-party repurchase agreement dated 7/31/09 with Barclays Capital Inc., 0.200% due 8/3/09; Proceeds at maturity- $1,280,021; (Fully collateralized by U.S. government agency obligations, 8.750% due 8/15/20; Market value — $1,305,600) (Cost — $1,280,000)	1,280,000

	TOTAL INVESTMENTS — 100.1% (Cost — $288,556,671#)	255,387,724
	Liabilities in Excess of Other Assets — (0.1)%	(277,611)

	TOTAL NET ASSETS — 100.0%	$255,110,113

*	Non-income producing security.

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.9%
413,115	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$4,754,952
	Legg Mason Partners Equity Trust:
374,483	Legg Mason Partners Appreciation Fund, Class IS Shares	4,197,959
208,598	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	3,443,950
606,961	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	5,007,425
127,844	Legg Mason Value Trust, Inc., Institutional Class Shares*	4,846,573
348,106	The Royce Fund — Royce Value Fund, Institutional Class Shares*	3,112,067
	Western Asset Funds Inc.:
1,645,936	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	15,159,068
4,135,106	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	39,738,368
1,149,290	Western Asset High Yield Portfolio, Institutional Select Class Shares	8,872,522

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $97,347,122)	89,132,884

FACE
AMOUNT
SHORT-TERM INVESTMENT‡ — 0.3%
	Repurchase Agreement — 0.3%
$247,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity- $247,004; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.125% due 3/12/10 to 4/23/14 Market value — $251,940) (Cost — $247,000)	247,000

	TOTAL INVESTMENTS — 100.2% (Cost — $97,594,122#)	89,379,884
	Liabilities in Excess of Other Assets — (0.2)%	(138,235)

	TOTAL NET ASSETS — 100.0%	$89,241,649

*	Non-income producing security.

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   23

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS LIFESTYLE INCOME FUND

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.9%
121,653	Legg Mason Partners Equity Trust — Legg Mason Partners Appreciation Fund, Class IS Shares	$1,363,728
38,338	Legg Mason Value Trust, Inc., Institutional Class Shares*	1,453,403
	Western Asset Funds Inc.:
611,555	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	5,632,422
2,069,586	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	19,888,725
645,355	Western Asset High Yield Portfolio, Institutional Select Class Shares	4,982,140

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $34,818,498)	33,320,418

FACE
AMOUNT
SHORT-TERM INVESTMENT‡ — 0.3%
	Repurchase Agreement — 0.3%
$82,000	Interest in $187,822,000 joint tri-party repurchase agreement dated 7/31/09 with Barclays Capital Inc., 0.200% due 8/3/09; Proceeds at maturity- $82,001; (Fully collateralized by U.S. government agency obligations, 8.750% due 8/15/20; Market value — $83,640) (Cost — $82,000)	82,000

	TOTAL INVESTMENTS — 100.2% (Cost — $34,900,498#)	33,402,418
	Liabilities in Excess of Other Assets — (0.2)%	(58,589)

	TOTAL NET ASSETS — 100.0%	$33,343,829

*	Non-income producing security.

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Statements of assets and liabilities (unaudited)
July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	100%	85%	70%
ASSETS:

Investments, at cost	$80,110,350	$588,185,414	$498,186,433

Investments, at value	67,305,566	488,835,904	410,433,172

Cash	51	755	924

Receivable for Underlying Funds sold	104,832	238,643	132,927

Receivable for Fund shares sold	67,491	262,968	242,719

Receivable from investment manager	14,806	10,580	3,054

Interest receivable	1	11	8

Prepaid expenses	26,417	33,204	33,184

Total Assets	67,519,164	489,382,065	410,845,988

LIABILITIES:

Payable for Fund shares repurchased	49,532	339,026	450,282

Payable for Underlying Funds purchased	74,483	34,373	42,418

Distribution fees payable	24,049	155,603	133,614

Trustees’ fees payable	492	4,768	3,115

Accrued expenses	48,204	358,611	278,629

Total Liabilities	196,760	892,381	908,058

TOTAL NET ASSETS	$67,322,404	$488,489,684	$409,937,930

NET ASSETS:

Par value (Note 7)	$91	$481	$398

Paid-in capital in excess of par value	92,178,188	622,456,912	535,615,086

(Overdistributed) undistributed net investment income	(273,082)	1,031,866	3,025,436

Accumulated net realized loss on Underlying Funds	(11,778,009)	(35,650,065)	(40,949,729)

Net unrealized depreciation on Underlying Funds	(12,804,784)	(99,349,510)	(87,753,261)

TOTAL NET ASSETS	$67,322,404	$488,489,684	$409,937,930

Shares Outstanding:

Class A	6,631,973	38,267,277	31,675,215

Class B	1,748,310	8,513,182	6,433,392

Class C	682,752	1,282,668	1,637,843

Class I	20,094	462	3,606

Net Asset Value:

Class A (and redemption price)	$7.42	$10.28	$10.29

Class B*	$7.38	$9.71	$10.40

Class C*	$7.39	$9.83	$10.42

Class I (and redemption price)	$7.43	$10.27	$10.28

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%, 5.75% and 5.75%, respectively)	$7.87	$10.91	$10.92

*	Redemption price per share is NAV of Class B and C shares reduced by 5.00% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   25

Statements of assets and liabilities (unaudited) continued
July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Income
	50%	30%	Fund
ASSETS:

Investments, at cost	$288,556,671	$97,594,122	$34,900,498

Investments, at value	255,387,724	89,379,884	33,402,418

Cash	518	102	198

Receivable for Underlying Funds sold	192,564	114,543	9,975

Receivable for Fund shares sold	192,087	11,894	84,518

Receivable from investment manager	—	141	213

Interest receivable	7	1	—

Prepaid expenses	27,915	26,413	26,469

Total Assets	255,800,815	89,532,978	33,523,791

LIABILITIES:

Payable for Underlying Funds purchased	144,954	111,235	28,799

Payable for Fund shares repurchased	301,006	88,416	74,792

Distribution fees payable	83,605	24,526	9,254

Trustees’ fees payable	3,137	1,921	707

Accrued expenses	158,000	65,231	66,410

Total Liabilities	690,702	291,329	179,962

TOTAL NET ASSETS	$255,110,113	$89,241,649	$33,343,829

NET ASSETS:

Par value (Note 7)	$259	$90	$37

Paid-in capital in excess of par value	321,521,784	108,590,680	44,037,683

Undistributed net investment income	915,470	466,799	554,937

Accumulated net realized loss on Underlying Funds	(34,158,453)	(11,601,682)	(9,750,748)

Net unrealized depreciation on Underlying Funds	(33,168,947)	(8,214,238)	(1,498,080)

TOTAL NET ASSETS	$255,110,113	$89,241,649	$33,343,829

Shares Outstanding:

Class A	20,683,849	7,389,662	3,025,921

Class B	3,911,719	1,314,846	546,695

Class C	1,343,630	314,256	118,568

Class I	—	—	—

Net Asset Value:

Class A (and redemption price)	$9.78	$9.87	$9.01

Class B*	$10.04	$10.03	$9.12

Class C*	$10.07	$10.02	$9.11

Class I (and redemption price)	—	—	—

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%, 4.25% and 4.25%, respectively)	$10.38	$10.31	$9.41

*	Redemption price per share is NAV of Class B and C shares reduced by 5.00% (4.50% for the Legg Mason Partners Lifestyle Allocation 30% and Legg Mason Partners Lifestyle Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

26   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Statements of operations (unaudited)
For the Six Months Ended July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	100%	85%	70%
INVESTMENT INCOME:

Income distributions from Underlying Funds	$47,929	$3,000,109	$4,023,583

Short-term capital gains distributions from Underlying Funds	—	294,666	811,704

Interest	321	2,089	1,854

Total Investment Income	48,250	3,296,864	4,837,141

EXPENSES:

Transfer agent fees (Note 5)	158,764	1,083,330	708,195

Distribution fees (Note 5)	124,936	835,293	723,616

Registration fees	18,884	39,205	27,213

Audit and tax	12,842	14,388	16,059

Legal fees	12,575	13,887	17,576

Shareholder reports (Note 5)	11,420	54,280	74,199

Trustees’ fees	2,732	22,339	19,543

Insurance	1,159	5,337	3,093

Custody fees	274	167	195

Miscellaneous expenses	2,810	3,882	3,400

Total Expenses	346,396	2,072,108	1,593,089

Less: Expense reimbursements (Notes 2 and 5)	(74,797)	(121,045)	(30,691)

Net Expenses	271,599	1,951,063	1,562,398

NET INVESTMENT INCOME (LOSS)	(223,349)	1,345,801	3,274,743

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Loss on Sale of Underlying Funds	(3,671,688)	(14,238,476)	(14,124,778)

Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	16,918,809	109,371,409	89,176,129

NET GAIN ON UNDERLYING FUNDS	13,247,121	95,132,933	75,051,351

INCREASE IN NET ASSETS FROM OPERATIONS	$13,023,772	$96,478,734	$78,326,094

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   27

Statements of operations (unaudited) continued
For the Six Months Ended July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Income
	50%	30%	Fund
INVESTMENT INCOME:

Income distributions from Underlying Funds	$3,813,838	$1,845,770	$904,196

Short-term capital gains distributions from Underlying Funds	1,024,516	545,241	273,726

Interest	1,297	423	209

Total Investment Income	4,839,651	2,391,434	1,178,131

EXPENSES:

Distribution fees (Note 5)	456,325	133,618	50,069

Transfer agent fees (Note 5)	309,958	86,947	35,505

Shareholder reports (Note 5)	36,308	9,903	2,740

Registration fees	27,760	27,685	21,258

Legal fees	15,990	13,563	6,915

Audit and tax	15,579	14,973	12,922

Trustees’ fees	11,700	4,736	1,092

Insurance	3,291	1,647	875

Custody fees	246	260	79

Miscellaneous expenses	2,571	2,151	2,261

Total Expenses	879,728	295,483	133,716

Less: Expense reimbursements (Notes 2 and 5)	(1,293)	(714)	(4,900)

Net Expenses	878,435	294,769	128,816

NET INVESTMENT INCOME	3,961,216	2,096,665	1,049,315

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Loss on Sale of Underlying Funds	(15,599,766)	(5,431,448)	(1,486,614)

Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	57,427,238	18,154,722	5,727,267

NET GAIN ON UNDERLYING FUNDS	41,827,472	12,723,274	4,240,653

INCREASE IN NET ASSETS FROM OPERATIONS	$45,788,688	$14,819,939	$5,289,968

See Notes to Financial Statements.

28   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Statements of changes in net assets
Legg Mason Partners Lifestyle Allocation 100%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	JULY 31	JANUARY 31
OPERATIONS:

Net investment income (loss)	$(223,349)	$238,926

Net realized loss	(3,671,688)	(7,746,556)

Change in net unrealized appreciation/depreciation	16,918,809	(23,448,093)

Increase (Decrease) in Net Assets From Operations	13,023,772	(30,955,723)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(260,005)	(14,003)

Net realized gains	—	(1,529,237)

Decrease in Net Assets From Distributions to Shareholders	(260,005)	(1,543,240)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	9,095,731	44,717,604

Reinvestment of distributions	258,694	1,480,611

Cost of shares repurchased	(5,831,746)	(12,530,283)

Increase in Net Assets From Fund Share Transactions	3,522,679	33,667,932

INCREASE IN NET ASSETS	16,286,446	1,168,969

NET ASSETS:

Beginning of period	51,035,958	49,866,989

End of period*	$67,322,404	$51,035,958

* Includes (overdistributed) and undistributed net investment income, respectively, of:	$(273,082)	$210,272

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   29

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Allocation 85%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	JULY 31	JANUARY 31
OPERATIONS:

Net investment income	$1,345,801	$8,088,962

Net realized gain (loss)	(14,238,476)	4,702,696

Change in net unrealized appreciation/depreciation	109,371,409	(256,062,838)

Increase (Decrease) in Net Assets From Operations	96,478,734	(243,271,180)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(800,026)	(8,000,045)

Net realized gains	—	(52,822,356)

Decrease in Net Assets From Distributions to Shareholders	(800,026)	(60,822,401)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	32,739,559	109,826,226

Reinvestment of distributions	798,165	60,567,652

Cost of shares repurchased	(39,363,175)	(111,952,290)

Increase (Decrease) in Net Assets From Fund Share Transactions	(5,825,451)	58,441,588

INCREASE (DECREASE) IN NET ASSETS	89,853,257	(245,651,993)

NET ASSETS:

Beginning of period	398,636,427	644,288,420

End of period*	$488,489,684	$398,636,427

* Includes undistributed net investment income of:	$1,031,866	$486,091

See Notes to Financial Statements.

30   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 70%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	JULY 31	JANUARY 31
OPERATIONS:

Net investment income	$3,274,743	$10,521,089

Net realized loss	(14,124,778)	(18,675,772)

Change in net unrealized appreciation/depreciation	89,176,129	(172,129,762)

Increase (Decrease) in Net Assets From Operations	78,326,094	(180,284,445)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,100,019)	(11,100,010)

Decrease in Net Assets From Distributions to Shareholders	(1,100,019)	(11,100,010)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	24,789,308	87,271,454

Reinvestment of distributions	1,095,696	11,055,339

Cost of shares repurchased	(38,613,751)	(111,541,517)

Decrease in Net Assets From Fund Share Transactions	(12,728,747)	(13,214,724)

INCREASE (DECREASE) IN NET ASSETS	64,497,328	(204,599,179)

NET ASSETS:

Beginning of period	345,440,602	550,039,781

End of period*	$409,937,930	$345,440,602

* Includes undistributed net investment income of:	$3,025,436	$850,712

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   31

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Allocation 50%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	JULY 31	JANUARY 31
OPERATIONS:

Net investment income	$3,961,216	$9,745,883

Net realized loss	(15,599,766)	(17,240,517)

Change in net unrealized appreciation/depreciation	57,427,238	(82,699,510)

Increase (Decrease) in Net Assets From Operations	45,788,688	(90,194,144)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(4,777,025)	(8,754,624)

Net realized gains	—	(9,909,709)

Decrease in Net Assets From Distributions to Shareholders	(4,777,025)	(18,664,333)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	19,844,619	62,550,972

Reinvestment of distributions	4,751,673	18,411,817

Cost of shares repurchased	(31,445,796)	(85,802,026)

Decrease in Net Assets From Fund Share Transactions	(6,849,504)	(4,839,237)

INCREASE (DECREASE) IN NET ASSETS	34,162,159	(113,697,714)

NET ASSETS:

Beginning of period	220,947,954	334,645,668

End of period*	$255,110,113	$220,947,954

* Includes undistributed net investment income of:	$915,470	$1,731,279

See Notes to Financial Statements.

32   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 30%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	JULY 31	JANUARY 31
OPERATIONS:

Net investment income	$2,096,665	$4,381,519

Net realized loss	(5,431,448)	(4,819,452)

Change in net unrealized appreciation/depreciation	18,154,722	(24,129,849)

Increase (Decrease) in Net Assets From Operations	14,819,939	(24,567,782)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,724,020)	(4,628,983)

Decrease in Net Assets From Distributions to Shareholders	(1,724,020)	(4,628,983)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	9,178,487	27,191,738

Reinvestment of distributions	1,722,000	4,572,287

Cost of shares repurchased	(13,016,345)	(33,612,259)

Decrease in Net Assets From Fund Share Transactions	(2,115,858)	(1,848,234)

INCREASE (DECREASE) IN NET ASSETS	10,980,061	(31,044,999)

NET ASSETS:

Beginning of period	78,261,588	109,306,587

End of period*	$89,241,649	$78,261,588

* Includes undistributed net investment income of:	$466,799	$94,154

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   33

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Income Fund

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	JULY 31	JANUARY 31
OPERATIONS:

Net investment income	$1,049,315	$1,821,210

Net realized loss	(1,486,614)	(1,757,138)

Change in net unrealized appreciation/depreciation	5,727,267	(6,477,798)

Increase (Decrease) in Net Assets From Operations	5,289,968	(6,413,726)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(799,411)	(1,700,146)

Decrease in Net Assets From Distributions to Shareholders	(799,411)	(1,700,146)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	4,427,460	7,952,315

Reinvestment of distributions	791,984	1,620,436

Cost of shares repurchased	(5,193,253)	(12,624,140)

Increase (Decrease) in Net Assets From Fund Share Transactions	26,191	(3,051,389)

INCREASE (DECREASE) IN NET ASSETS	4,516,748	(11,165,261)

NET ASSETS:

Beginning of period	28,827,081	39,992,342

End of period*	$33,343,829	$28,827,081

* Includes undistributed net investment income of:	$554,937	$305,033

See Notes to Financial Statements.

34   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Financial highlights
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.99	$10.61	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[5]	(0.02)	0.06	0.13	(0.00)[6]

Net realized and unrealized gain (loss)	1.49	(4.44)	(0.93)	0.10

Total income (loss) from operations	1.47	(4.38)	(0.80)	0.10

LESS DISTRIBUTIONS FROM:

Net investment income	(0.04)	(0.00)[6]	(0.07)	—

Net realized gains	—	(0.24)	(0.02)	—

Total distributions	(0.04)	(0.24)	(0.09)	—

NET ASSET VALUE, END OF PERIOD	$7.42	$5.99	$10.61	$11.50

Total return[7]	24.60%	(42.19)%	(6.97)%	0.88%

NET ASSETS, END OF PERIOD (000s)	$49,227	$37,263	$33,051	$428

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	1.02%[9]	1.06%	1.34%[10]	116.13%[9]

Net expenses[8,11,12]	0.80 [9]	0.76 [13]	0.80 [10,13]	0.80 [9]

Net investment income (loss)	(0.63)[9]	0.67	1.16	(0.22)[9]

PORTFOLIO TURNOVER RATE	8%	38%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   35

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.94	$10.60	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[5]	(0.04)	(0.01)	0.03	(0.01)

Net realized and unrealized gain (loss)	1.48	(4.41)	(0.91)	0.11

Total income (loss) from operations	1.44	(4.42)	(0.88)	0.10

LESS DISTRIBUTIONS FROM:

Net realized gains	—	(0.24)	(0.02)	—

Total distributions	—	(0.24)	(0.02)	—

NET ASSET VALUE, END OF PERIOD	$7.38	$5.94	$10.60	$11.50

Total return[6]	24.24%	(42.63)%	(7.66)%	0.88%

NET ASSETS, END OF PERIOD (000s)	$12,898	$9,122	$8,339	$499

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	2.13%[8]	2.15%	2.42%[9]	116.88%[8]

Net expenses[7,10,11]	1.55 [8]	1.53 [12]	1.55 [9,12]	1.55 [8]

Net investment income (loss)	(1.37)[8]	(0.15)	0.30	(1.24)[8]

PORTFOLIO TURNOVER RATE	8%	38%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

36   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.94	$10.60	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment loss[5]	(0.04)	(0.02)	(0.01)	(0.00)[6]

Net realized and unrealized gain (loss)	1.49	(4.40)	(0.87)	0.10

Total income (loss) from operations	1.45	(4.42)	(0.88)	0.10

LESS DISTRIBUTIONS FROM:

Net realized gains	—	(0.24)	(0.02)	—

Total distributions	—	(0.24)	(0.02)	—

NET ASSET VALUE, END OF PERIOD	$7.39	$5.94	$10.60	$11.50

Total return[7]	24.41%	(42.63)%	(7.66)%	0.88%

NET ASSETS, END OF PERIOD (000s)	$5,048	$4,538	$8,477	$895

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	1.29%[9]	1.35%	1.96%[10]	116.88%[9]

Net expenses[8,11,12]	1.29 [9]	1.35 [13]	1.54 [10,13]	1.55 [9]

Net investment loss	(1.12)[9]	(0.21)	(0.08)	(0.42)[9]

PORTFOLIO TURNOVER RATE	8%	38%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   37

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.99	$6.00

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	(0.00)[5]	0.07

Net realized and unrealized gain (loss)	1.50	(0.08)

Total income (loss) from operations	1.50	(0.01)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.06)	—

Total distributions	(0.06)	—

NET ASSET VALUE, END OF PERIOD	$7.43	$5.99

Total return[6]	25.06%	(0.17)%

NET ASSETS, END OF PERIOD (000s)	$149	$113

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7,8]	0.62%	0.90%

Net expenses[7,8,9,10]	0.28	0.49 [11]

Net investment income (loss)[8]	(0.11)	6.80

PORTFOLIO TURNOVER RATE	8%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For the period December 3, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.55% until at least May 31, 2010.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

38   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.26	$15.00	$16.52	$15.36	$13.80	$13.31

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.03	0.20	0.23	0.06	(0.00)[5]	(0.01)

Net realized and unrealized gain (loss)	2.01	(5.57)	(0.89)	1.14	1.56	0.50

Total income (loss) from operations	2.04	(5.37)	(0.66)	1.20	1.56	0.49

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.18)	(0.20)	(0.04)	—	—

Net realized gains	—	(1.19)	(0.66)	—	—	—

Total distributions	(0.02)	(1.37)	(0.86)	(0.04)	—	—

NET ASSET VALUE, END OF PERIOD	$10.28	$8.26	$15.00	$16.52	$15.36	$13.80

Total return[6]	24.69%	(37.58)%	(4.41)%	7.82%	11.30%	3.68%

NET ASSETS, END OF PERIOD (000s)	$393,210	$317,256	$492,744	$491,940	$464,856	$415,122

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	0.82%[8]	0.79%	0.85%[9]	0.90%[10]	1.03%	1.00%

Net expenses[7,11,12]	0.79 [8]	0.73 [13]	0.78 [9,13]	0.81 [10]	0.80	0.79

Net investment income (loss)	0.79 [8]	1.64	1.37	0.37	(0.01)	(0.04)

PORTFOLIO TURNOVER RATE	6%	41%	15%	79%	47%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85 % and 0.77%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   39

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.83	$14.32	$15.80	$14.76	$13.36	$12.99

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.00 [5]	0.09	0.09	(0.06)	(0.11)	(0.10)

Net realized and unrealized gain (loss)	1.89	(5.28)	(0.82)	1.10	1.51	0.47

Total income (loss) from operations	1.89	(5.19)	(0.73)	1.04	1.40	0.37

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.11)	(0.09)	—	—	—

Net realized gains	—	(1.19)	(0.66)	—	—	—

Total distributions	(0.01)	(1.30)	(0.75)	—	—	—

NET ASSET VALUE, END OF PERIOD	$9.71	$7.83	$14.32	$15.80	$14.76	$13.36

Total return[6]	24.16%	(38.07)%	(5.06)%	7.05%	10.48%	2.85%

NET ASSETS, END OF PERIOD (000s)	$82,660	$70,232	$127,665	$159,423	$200,934	$234,734

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.76%[8]	1.63%	1.67%[9]	1.67%[10]	1.81%	1.79%

Net expenses[7,11,12]	1.55 [8]	1.52 [13]	1.51 [9,13]	1.53 [10]	1.55	1.54

Net investment income (loss)	0.03 [8]	0.79	0.55	(0.39)	(0.78)	(0.82)

PORTFOLIO TURNOVER RATE	6%	41%	15%	79%	47%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.63% and 1.49%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

40   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.92	$14.46	$15.94	$14.87	$13.44	$13.04

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.02	0.13	0.12	(0.03)	(0.08)	(0.08)

Net realized and unrealized gain (loss)	1.90	(5.34)	(0.82)	1.10	1.51	0.48

Total income (loss) from operations	1.92	(5.21)	(0.70)	1.07	1.43	0.40

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.14)	(0.12)	—	—	—

Net realized gains	—	(1.19)	(0.66)	—	—	—

Total distributions	(0.01)	(1.33)	(0.78)	—	—	—

NET ASSET VALUE, END OF PERIOD	$9.83	$7.92	$14.46	$15.94	$14.87	$13.44

Total return[5]	24.31%	(37.85)%	(4.82)%	7.20%	10.64%	3.07%

NET ASSETS, END OF PERIOD (000s)	$12,615	$11,147	$23,879	$29,079	$36,142	$42,829

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.16%[7]	1.15%	1.29%[8]	1.37%[9]	1.39%	1.38%

Net expenses[6,10]	1.16 [7]	1.15 [11]	1.29 [8,11]	1.34 [9,12]	1.39	1.36 [12]

Net investment income (loss)	0.41 [7]	1.08	0.75	(0.19)	(0.61)	(0.63)

PORTFOLIO TURNOVER RATE	6%	41%	15%	79%	47%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

3  For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.30%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   41

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.26	$8.82

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.05	0.09

Net realized and unrealized gain (loss)	1.98	(0.47)

Total income (loss) from operations	2.03	(0.38)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.18)

Total distributions	(0.02)	(0.18)

NET ASSET VALUE, END OF PERIOD	$10.27	$8.26

Total return[5]	24.59%	(4.37)%

NET ASSETS, END OF PERIOD (000s)	$5	$1

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	2.20%	5.84%

Net expenses[6,7,8,9]	0.46	0.53 [10]

Net investment income[7]	1.20	8.99

PORTFOLIO TURNOVER RATE	6%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

3  For the period December 16, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 0.55% until at least May 31, 2010.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

42   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.35	$12.96	$13.52	$12.73	$11.89	$11.66

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.09	0.27	0.32	0.18	0.13	0.13

Net realized and unrealized gain (loss)	1.88	(4.59)	(0.59)	0.81	0.84	0.27

Total income (loss) from operations	1.97	(4.32)	(0.27)	0.99	0.97	0.40

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.29)	(0.29)	(0.20)	(0.13)	(0.17)

Total distributions	(0.03)	(0.29)	(0.29)	(0.20)	(0.13)	(0.17)

NET ASSET VALUE, END OF PERIOD	$10.29	$8.35	$12.96	$13.52	$12.73	$11.89

Total return[5]	23.61%	(33.50)%	(2.10)%	7.77%	8.14%	3.40%

NET ASSETS, END OF PERIOD (000s)	$325,946	$270,592	$413,780	$411,242	$393,641	$363,251

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.72%[7]	0.64%	0.76%[8]	0.81%[9]	0.86%	0.87%

Net expenses[6,10,11]	0.72 [7]	0.64 [12]	0.75 [8,12]	0.79 [9]	0.80	0.78

Net investment income	2.00 [7]	2.43	2.33	1.44	1.04	1.16

PORTFOLIO TURNOVER RATE	6%	31%	16%	92%	50%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

3  For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   43

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.46	$13.12	$13.67	$12.87	$12.02	$11.77

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.05	0.18	0.20	0.08	0.03	0.04

Net realized and unrealized gain (loss)	1.91	(4.63)	(0.57)	0.81	0.85	0.26

Total income (loss) from operations	1.96	(4.45)	(0.37)	0.89	0.88	0.30

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.21)	(0.18)	(0.09)	(0.03)	(0.05)

Total distributions	(0.02)	(0.21)	(0.18)	(0.09)	(0.03)	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.40	$8.46	$13.12	$13.67	$12.87	$12.02

Total return[5]	23.20%	(34.06)%	(2.78)%	6.92%	7.32%	2.58%

NET ASSETS, END OF PERIOD (000s)	$66,884	$59,592	$107,908	$137,020	$184,791	$230,727

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.65%[7]	1.47%	1.57%[8]	1.60%[9]	1.65%	1.63%

Net expenses[6,10,11]	1.55 [7]	1.46 [12]	1.51 [8,12]	1.54 [9]	1.55	1.54

Net investment income	1.17 [7]	1.54	1.46	0.64	0.27	0.36

PORTFOLIO TURNOVER RATE	6%	31%	16%	92%	50%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

3  For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56% and 1.51%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

44   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.47	$13.12	$13.69	$12.89	$12.03	$11.78

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.07	0.22	0.24	0.11	0.05	0.06

Net realized and unrealized gain (loss)	1.90	(4.63)	(0.60)	0.81	0.86	0.27

Total income (loss) from operations	1.97	(4.41)	(0.36)	0.92	0.91	0.33

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.24)	(0.21)	(0.12)	(0.05)	(0.08)

Total distributions	(0.02)	(0.24)	(0.21)	(0.12)	(0.05)	(0.08)

NET ASSET VALUE, END OF PERIOD	$10.42	$8.47	$13.12	$13.69	$12.89	$12.03

Total return[5]	23.33%	(33.76)%	(2.68)%	7.15%	7.54%	2.79%

NET ASSETS, END OF PERIOD (000s)	$17,071	$15,232	$28,324	$29,502	$35,251	$43,269

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.15%[7]	1.11%	1.30%[8]	1.35%[9]	1.38%	1.38%

Net expenses[6,10]	1.15 [7]	1.11 [11]	1.30 [8,11]	1.32 [9,12]	1.38	1.37 [12]

Net investment income	1.56 [7]	1.88	1.74	0.88	0.45	0.55

PORTFOLIO TURNOVER RATE	6%	31%	16%	92%	50%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

3  For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.29%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   45

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2009	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.33	$12.94	$14.26

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.10	0.29	0.23

Net realized and unrealized gain (loss)	1.88	(4.60)	(1.22)

Total income (loss) from operations	1.98	(4.31)	(0.99)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.30)	(0.33)

Total distributions	(0.03)	(0.30)	(0.33)

NET ASSET VALUE, END OF PERIOD	$10.28	$8.33	$12.94

Total return[5]	23.80%	(33.47)%	(7.05)%

NET ASSETS, END OF PERIOD (000s)	$37	$25	$28

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.61%[7]	0.93%	0.66%[7,8]

Net expenses[6,9,10]	0.54 [7]	0.55 [11]	0.46 [7,8,11]

Net investment income	2.20 [7]	2.63	5.15 [7]

PORTFOLIO TURNOVER RATE	6%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

3  For the period October 2, 2007 (inception date) to January 31, 2008.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 0.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

46   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.20	$12.10	$12.90	$12.26	$11.95	$11.77

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.16	0.37	0.41	0.29	0.22	0.24

Net realized and unrealized gain (loss)	1.61	(3.57)	(0.45)	0.66	0.31	0.17

Total income (loss) from operations	1.77	(3.20)	(0.04)	0.95	0.53	0.41

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)	(0.34)	(0.39)	(0.31)	(0.22)	(0.23)

Net realized gains	—	(0.36)	(0.37)	—	—	—

Total distributions	(0.19)	(0.70)	(0.76)	(0.31)	(0.22)	(0.23)

NET ASSET VALUE, END OF PERIOD	$9.78	$8.20	$12.10	$12.90	$12.26	$11.95

Total return[5]	22.01%	(27.69)%	(0.48)%	7.85%	4.49%	3.51%

NET ASSETS, END OF PERIOD (000s)	$202,303	$172,244	$249,747	$245,674	$235,924	$226,769

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.61%[7]	0.56%	0.68%[8]	0.72%[9]	0.73%	0.73%

Net expenses[6,10]	0.61 [7]	0.56 [11]	0.68 [8,11]	0.70 [9,12]	0.73	0.72 [12]

Net investment income	3.72 [7]	3.57	3.19	2.37	1.86	2.02

PORTFOLIO TURNOVER RATE	9%	32%	19%	86%	45%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   47

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.41	$12.40	$13.20	$12.54	$12.21	$12.03

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.12	0.29	0.30	0.19	0.13	0.14

Net realized and unrealized gain (loss)	1.66	(3.67)	(0.45)	0.68	0.32	0.18

Total income (loss) from operations	1.78	(3.38)	(0.15)	0.87	0.45	0.32

LESS DISTRIBUTIONS FROM:

Net investment income	(0.15)	(0.25)	(0.28)	(0.21)	(0.12)	(0.14)

Net realized gains	—	(0.36)	(0.37)	—	—	—

Total distributions	(0.15)	(0.61)	(0.65)	(0.21)	(0.12)	(0.14)

NET ASSET VALUE, END OF PERIOD	$10.04	$8.41	$12.40	$13.20	$12.54	$12.21

Total return[5]	21.52%	(28.35)%	(1.27)%	7.00%	3.71%	2.64%

NET ASSETS, END OF PERIOD (000s)	$39,277	$36,012	$60,243	$75,776	$108,455	$135,612

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.53%[7]	1.40%	1.52%[8]	1.52%[9]	1.52%	1.52%

Net expenses[6,10]	1.53 [7]	1.40 [11]	1.51 [8,11,12]	1.48 [9,12]	1.52	1.51 [12]

Net investment income	2.80 [7]	2.67	2.29	1.53	1.03	1.19

PORTFOLIO TURNOVER RATE	9%	32%	19%	86%	45%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.49% and 1.46%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.44	$12.43	$13.23	$12.57	$12.23	$12.05

INCOME (LOSS) FROM OPERATIONS:
Net investment income[4]	0.14	0.31	0.33	0.22	0.15	0.16

Net realized and unrealized gain (loss)	1.66	(3.67)	(0.45)	0.67	0.33	0.17

Total income (loss) from operations	1.80	(3.36)	(0.12)	0.89	0.48	0.33

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)	(0.27)	(0.31)	(0.23)	(0.14)	(0.15)

Net realized gains	—	(0.36)	(0.37)	—	—	—

Total distributions	(0.17)	(0.63)	(0.68)	(0.23)	(0.14)	(0.15)

NET ASSET VALUE, END OF PERIOD	$10.07	$8.44	$12.43	$13.23	$12.57	$12.23

Total return[5]	21.65%	(28.09)%	(1.07)%	7.15%	3.93%	2.74%

NET ASSETS, END OF PERIOD (000s)	$13,530	$12,103	$23,946	$26,921	$33,608	$39,570

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.18%[7]	1.14%	1.29%[8]	1.34%[9]	1.36%	1.41%

Net expenses[6,10]	1.18 [7]	1.14 [11]	1.29 [8,11]	1.31 [9,12]	1.36	1.40 [12]

Net investment income	3.14 [7]	2.84	2.52	1.73	1.21	1.32

PORTFOLIO TURNOVER RATE	9%	32%	19%	86%	45%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.31% and 1.28%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   49

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.40	$11.44	$11.81	$11.48	$11.46	$11.35

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.24	0.47	0.49	0.37	0.33	0.35

Net realized and unrealized gain (loss)	1.43	(3.01)	(0.38)	0.34	0.02	0.09 [5]

Total income (loss) from operations	1.67	(2.54)	0.11	0.71	0.35	0.44

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)	(0.50)	(0.48)	(0.38)	(0.33)	(0.33)

Total distributions	(0.20)	(0.50)	(0.48)	(0.38)	(0.33)	(0.33)

NET ASSET VALUE, END OF PERIOD	$9.87	$8.40	$11.44	$11.81	$11.48	$11.46

Total return[6]	20.15%	(22.69)%	0.84%	6.31%	3.13%	3.98%[5]

NET ASSETS, END OF PERIOD (000s)	$72,909	$63,539	$85,817	$80,005	$75,890	$72,141

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	0.64%[8]	0.62%	0.75%[9]	0.75%[10]	0.75%	0.73%

Net expenses[7,11]	0.64 [8]	0.62 [12,13]	0.73 [9,12,13]	0.73 [10,13]	0.75	0.72 [13]

Net investment income	5.45 [8]	4.63	4.17	3.23	2.87	3.13

PORTFOLIO TURNOVER RATE	12%	37%	17%	92%	56%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.71%, respectively.

[6]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.71%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.54	$11.62	$11.98	$11.65	$11.62	$11.50

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.21	0.42	0.42	0.31	0.27	0.29

Net realized and unrealized gain (loss)	1.45	(3.06)	(0.37)	0.34	0.03	0.10 [5]

Total income (loss) from operations	1.66	(2.64)	0.05	0.65	0.30	0.39

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)	(0.44)	(0.41)	(0.32)	(0.27)	(0.27)

Total distributions	(0.17)	(0.44)	(0.41)	(0.32)	(0.27)	(0.27)

NET ASSET VALUE, END OF PERIOD	$10.03	$8.54	$11.62	$11.98	$11.65	$11.62

Total return[6]	19.70%	(23.11)%	0.37%	5.65%	2.62%	3.47%[5]

NET ASSETS, END OF PERIOD (000s)	$13,185	$11,881	$18,078	$22,559	$32,756	$39,253

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.29%[8]	1.16%	1.33%[9]	1.28%[10]	1.28%	1.27%

Net expenses[7,11]	1.28 [8,12]	1.16 [12,13]	1.29 [9,12,13]	1.25 [10,12]	1.28	1.26 [12]

Net investment income	4.79 [8]	4.03	3.53	2.67	2.31	2.54

PORTFOLIO TURNOVER RATE	12%	37%	17%	92%	56%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.07 and 3.11%, respectively.

[6]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.25% and 1.23%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.30% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   51

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.52	$11.60	$11.97	$11.63	$11.59	$11.48

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.22	0.43	0.44	0.32	0.28	0.30

Net realized and unrealized gain (loss)	1.46	(3.05)	(0.39)	0.34	0.04	0.09 [5]

Total income (loss) from operations	1.68	(2.62)	0.05	0.66	0.32	0.39

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)	(0.46)	(0.42)	(0.32)	(0.28)	(0.28)

Total distributions	(0.18)	(0.46)	(0.42)	(0.32)	(0.28)	(0.28)

NET ASSET VALUE, END OF PERIOD	$10.02	$8.52	$11.60	$11.97	$11.63	$11.59

Total return[6]	20.00%	(22.99)%	0.38%	5.80%	2.77%	3.42%[5]

NET ASSETS, END OF PERIOD (000s)	$3,148	$2,842	$5,412	$5,849	$7,303	$9,615

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.04%[8]	0.97%	1.17%[9]	1.25%[10]	1.16%	1.22%

Net expenses[7,11]	1.04 [8]	0.97 [12]	1.17 [9,12]	1.22 [10,13]	1.16	1.22 [13]

Net investment income	5.09 [8]	4.11	3.68	2.72	2.42	2.61

PORTFOLIO TURNOVER RATE	12%	37%	17%	92%	56%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.16%, respectively.

[6]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.22% and 1.20%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.25% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.79	$9.95	$10.27	$10.19	$10.36	$10.34

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.29	0.49	0.54	0.48	0.43	0.41

Net realized and unrealized gain (loss)	1.15	(2.19)	(0.34)	0.09	(0.19)	0.02

Total income (loss) from operations	1.44	(1.70)	0.20	0.57	0.24	0.43

LESS DISTRIBUTIONS FROM:

Net investment income	(0.22)	(0.46)	(0.52)	(0.49)	(0.41)	(0.41)

Total distributions	(0.22)	(0.46)	(0.52)	(0.49)	(0.41)	(0.41)

NET ASSET VALUE, END OF PERIOD	$9.01	$7.79	$9.95	$10.27	$10.19	$10.36

Total return[5]	18.84%	(17.45)%	1.96%	5.75%	2.42%	4.26%

NET ASSETS, END OF PERIOD (000s)	$27,278	$23,811	$31,696	$34,371	$36,992	$33,291

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.80%[7]	0.89%	1.11%[8]	0.86%[9]	0.82%	0.80%

Net expenses[6,10,11]	0.78 [7]	0.79 [12]	0.79 [8,12]	0.81 [9]	0.80	0.79

Net investment income	7.18 [7]	5.54	5.29	4.70	4.18	4.04

PORTFOLIO TURNOVER RATE	15%	29%	31%	76%	42%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.79%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   53

Financial highlights continued
Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.88	$10.06	$10.38	$10.29	$10.45	$10.42

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.27	0.45	0.49	0.43	0.38	0.36

Net realized and unrealized gain (loss)	1.17	(2.21)	(0.34)	0.10	(0.18)	0.02

Total income (loss) from operations	1.44	(1.76)	0.15	0.53	0.20	0.38

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)	(0.42)	(0.47)	(0.44)	(0.36)	(0.35)

Total distributions	(0.20)	(0.42)	(0.47)	(0.44)	(0.36)	(0.35)

NET ASSET VALUE, END OF PERIOD	$9.12	$7.88	$10.06	$10.38	$10.29	$10.45

Total return[5]	18.60%	(17.84)%	1.43%	5.27%	1.97%	3.76%

NET ASSETS, END OF PERIOD (000s)	$4,986	$4,199	$6,854	$8,743	$12,992	$15,982

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.36%[7]	1.50%	1.83%[8]	1.43%[9]	1.44%	1.36%

Net expenses[6,10,11]	1.29 [7]	1.27 [12]	1.29 [8,12]	1.29 [9]	1.30	1.29

Net investment income	6.71 [7]	4.92	4.74	4.22	3.63	3.49

PORTFOLIO TURNOVER RATE	15%	29%	31%	76%	42%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.27%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.30% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

54   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[3]	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.87	$10.05	$10.37	$10.28	$10.44	$10.41

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.28	0.46	0.50	0.44	0.38	0.37

Net realized and unrealized gain (loss)	1.16	(2.21)	(0.35)	0.09	(0.17)	0.02

Total income (loss) from operations	1.44	(1.75)	0.15	0.53	0.21	0.39

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)	(0.43)	(0.47)	(0.44)	(0.37)	(0.36)

Total distributions	(0.20)	(0.43)	(0.47)	(0.44)	(0.37)	(0.36)

NET ASSET VALUE, END OF PERIOD	$9.11	$7.87	$10.05	$10.37	$10.28	$10.44

Total return[5]	18.65%	(17.80)%	1.48%	5.32%	2.03%	3.81%

NET ASSETS, END OF PERIOD (000s)	$1,080	$817	$1,442	$1,775	$2,602	$3,207

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.42%[7]	1.66%	1.86%[8]	1.49%[9]	1.50%	1.46%

Net expenses[6,10,11]	1.24 [7]	1.20 [12]	1.24 [8,12]	1.24 [9]	1.25	1.24

Net investment income	6.86 [7]	5.03	4.82	4.27	3.69	3.56

PORTFOLIO TURNOVER RATE	15%	29%	31%	76%	42%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2009 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.46% and 1.22%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.25% until at least May 31, 2010. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   55

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies

Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through September 25, 2009, the issuance date of the financial statements.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstances.

56   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Allocation 100%

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Underlying Funds†	$67,099,566	—	—	$67,099,566

Short-Term Investment†	—	$206,000	—	206,000

Total Investments	$67,099,566	$206,000	—	$67,305,566

† See Schedule of Investments for additional detailed categorizations.

Allocation 85%

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Underlying Funds†	$486,895,904	—	—	$486,895,904

Short-Term Investment†	—	$1,940,000	—	1,940,000

Total Investments	$486,895,904	$1,940,000	—	$488,835,904

† See Schedule of Investments for additional detailed categorizations.

Allocation 70%

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Underlying Funds†	$408,982,172	—	—	$408,982,172

Short-Term Investment†	—	$1,451,000	—	1,451,000

Total Investments	$408,982,172	$1,451,000	—	$410,433,172

† See Schedule of Investments for additional detailed categorizations.

Allocation 50%

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Underlying Funds†	$254,107,724	—	—	$254,107,724

Short-Term Investment†	—	$1,280,000	—	1,280,000

Total Investments	$254,107,724	$1,280,000	—	$255,387,724

† See Schedule of Investments for additional detailed categorizations.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   57

Notes to financial statements (unaudited) continued

Allocation 30%

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Underlying Funds†	$89,132,884	—	—	$89,132,884

Short-Term Investment†	—	$247,000	—	247,000

Total Investments	$89,132,884	$247,000	—	$89,379,884

† See Schedule of Investments for additional detailed categorizations.

Income Fund

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Underlying Funds†	$33,320,418	—	—	$33,320,418

Short-Term Investment†	—	$82,000	—	82,000

Total Investments	$33,320,418	$82,000	—	$33,402,418

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. The Allocation 100%, Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. The Income Fund distributes net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(f) Fees paid indirectly. The Funds’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Funds. The amount is shown as a reduction of expenses on the Statement of Operations. Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

58   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. Under the investment management agreement, the Funds do not pay a management fee.

During the six months ended July 31, 2009, Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B, Class C and Class I shares had expense limitations in place of 0.80%, 1.55%, 1.55% and 0.55%, respectively, of the average daily net assets of each class. In addition, during the six months ended July 31, 2009, Allocation 30% and Income Fund’s Class A, Class B and Class C shares had expenses limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. Management has contractually agreed to cap expenses on all classes until at least May 31, 2010.

During the six months ended July 31, 2009, Allocation 100%, Allocation 85%, Allocation 70%, Allocation 50%, Allocation 30% and Income Fund were reimbursed for expenses in the amounts of $74,797, $121,045, $30,691, $1,293, $714 and $4,900, respectively.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30% and Income Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. The Allocation 30% and Income Fund have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   59

Notes to financial statements (unaudited) continued

For the six months ended July 31, 2009, sales charges and CDSCs paid to LMIS and its affiliates were approximately:

	Sales Charges	CDSCs
	Class A	Class B	Class C
Allocation 100%	$43,000	$1,000	$0	*

Allocation 85%	120,000	6,000	1,000

Allocation 70%	86,000	5,000	1,000

Allocation 50%	62,000	3,000	2,000

Allocation 30%	17,000	1,000	0	*

Income Fund	4,000	1,000	0	*

* Amount represents less than $500.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended July 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 100%	$7,848,588	$4,513,494

Allocation 85%	25,786,921	28,708,315

Allocation 70%	23,146,033	30,138,356

Allocation 50%	19,882,056	27,303,953

Allocation 30%	9,158,658	10,403,080

Income Fund	4,992,190	4,463,079

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
Allocation 100%	—	$(12,804,784)	$(12,804,784)

Allocation 85%	$18,983,653	(118,333,163)	(99,349,510)

Allocation 70%	15,724,936	(103,478,197)	(87,753,261)

Allocation 50%	2,091,956	(35,260,903)	(33,168,947)

Allocation 30%	—	(8,214,238)	(8,214,238)

Income Fund	39,206	(1,537,286)	(1,498,080)

60   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

4.	Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2009, the Funds may not invest in any derivative instruments.

5.	Class specific expenses and reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 100%, Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. The Allocation 30% and Income Fund each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2009, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Allocation 100%
Class A	$50,649	$111,219	$7,519

Class B	51,872	45,572	3,171

Class C	22,415	1,748	689

Class I	—	225	41

Total	$124,936	$158,764	$11,420

Allocation 85%
Class A	$417,955	$834,641	$40,961

Class B	361,319	244,310	11,638

Class C	56,019	4,359	1,672

Class I	—	20	9

Total	$835,293	$1,083,330	$54,280

Allocation 70%
Class A	$350,784	$541,495	$54,255

Class B	297,353	161,750	16,995

Class C	75,479	4,940	2,877

Class I	—	10	72

Total	$723,616	$708,195	$74,199

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   61

Notes to financial statements (unaudited) continued

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Allocation 50%
Class A	$219,147	$231,616	$26,145

Class B	176,674	73,872	8,048

Class C	60,504	4,437	2,074

Class I1	—	33	41

Total	$456,325	$309,958	$36,308

Allocation 30%
Class A	$80,000	$65,320	$7,179

Class B	43,871	19,708	2,183

Class C	9,747	1,919	541

Total	$133,618	$86,947	$9,903

Income Fund
Class A	$30,268	$27,575	$2,076

Class B	16,587	6,597	129

Class C	3,214	1,333	535

Total	$50,069	$35,505	$2,740

1 On July 29, 2009, Class I shares were fully redeemed.

For the six months ended July 31, 2009, reimbursements by class were as follows:

Reimbursements
Allocation 100%
Class A	$44,743

Class B	29,830

Class C	17

Class I	207

Total	$74,797

Allocation 85%
Class A	$46,642

Class B	74,380

Class C	—

Class I	23

Total	$121,045

62   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

Reimbursements
Allocation 70%
Class A	—

Class B	$30,681

Class C	—

Class I	10

Total	$30,691

Allocation 50%
Class A	—

Class B	$1,293

Class C	—

Class I1	—

Total	$1,293

Allocation 30%
Class A	—

Class B	$714

Class C	—

Total	$714

Income Fund
Class A	$2,620

Class B	1,490

Class C	790

Total	$4,900

1 On July 29, 2009, Class I shares were fully redeemed.

6.	Distributions to shareholders by class

	Six Months Ended	Year Ended
	July 31, 2009	January 31, 2009
Allocation 100%
Net Investment Income:

Class A	$258,889	$14,003

Class I	1,116	—

Total	$260,005	$14,003

Net Realized Gains:

Class A	—	$1,053,507

Class B	—	277,480

Class C	—	198,250

Total	—	$1,529,237

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   63

Notes to financial statements (unaudited) continued

	Six Months Ended	Year Ended
	July 31, 2009	January 31, 2009
Allocation 85%
Net Investment Income:

Class A	$684,856	$6,792,628

Class B	96,789	1,009,921

Class C	18,374	197,486

Class I	7	10

Total	$800,026	$8,000,045

Net Realized Gains

Class A	—	$41,016,437

Class B	—	10,162,989

Class C	—	1,642,930

Total	—	$52,822,356

Allocation 70%
Net Investment Income:

Class A	$922,591	$9,197,312

Class B	137,335	1,472,104

Class C	39,990	429,729

Class I	103	865

Total	$1,100,019	$11,100,010

Allocation 50%
Net Investment Income:

Class A	$3,915,879	$7,164,502

Class B	613,716	1,120,329

Class C	230,063	444,982

Class I	17,367	24,811

Total	$4,777,025	$8,754,624

Net Realized Gains:

Class A	—	$7,611,743

Class B	—	1,666,169

Class C	—	610,113

Class I	—	21,684

Total	—	$9,909,709

64   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

	Six Months Ended	Year Ended
	July 31, 2009	January 31, 2009
Allocation 30%
Net Investment Income:

Class A	$1,445,298	$3,810,727

Class B	221,951	650,400

Class C	56,771	167,856

Total	$1,724,020	$4,628,983

Income Fund
Net Investment Income:

Class A	$666,168	$1,408,342

Class B	109,900	245,293

Class C	23,343	46,511

Total	$799,411	$1,700,146

7.	Shares of beneficial interest

At July 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
	Shares	Amount	Shares	Amount
Allocation 100%
Class A

Shares sold	1,041,273	$6,525,616	3,975,716	$34,016,558

Shares issued on reinvestment	37,879	257,578	103,439	1,041,632

Shares repurchased	(670,207)	(4,085,605)	(970,840)	(8,203,381)

Net increase	408,945	$2,697,589	3,108,315	$26,854,809

Class B

Shares sold	371,433	$2,307,105	992,019	$8,799,733

Shares issued on reinvestment	—	—	27,547	276,290

Shares repurchased	(159,197)	(1,005,115)	(269,932)	(2,204,445)

Net increase	212,236	$1,301,990	749,634	$6,871,578

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   65

Notes to financial statements (unaudited) continued

	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
	Shares	Amount	Shares	Amount
Class C

Shares sold	41,390	$254,658	187,096	$1,788,779

Shares issued on reinvestment	—	—	16,220	162,689

Shares repurchased	(122,130)	(740,486)	(239,739)	(2,122,457)

Net decrease	(80,740)	$(485,828)	(36,423)	$(170,989)

Class I

Shares sold	1,178	$8,352	18,830 [1]	$112,534 [1]

Shares issued on reinvestment	164	1,116	—	—

Shares repurchased	(78)	(540)	—	—

Net increase	1,264	$8,928	18,830 [1]	$112,534 [1]

Allocation 85%
Class A

Shares sold	2,925,987	$25,447,912	6,912,527	$86,956,978

Shares issued on reinvestment	72,252	683,499	4,508,728	47,639,086

Shares repurchased	(3,127,991)	(27,127,215)	(5,863,874)	(71,516,633)

Net increase (decrease)	(129,752)	$(995,804)	5,557,381	$63,079,431

Class B

Shares sold	842,971	$6,884,762	1,798,285	$21,236,026

Shares issued on reinvestment	10,803	96,686	1,096,162	11,147,562

Shares repurchased	(1,310,469)	(10,778,772)	(2,841,611)	(33,611,909)

Net increase (decrease)	(456,695)	$(3,797,324)	52,836	$(1,228,321)

Class C

Shares sold	49,351	$403,885	134,996	$1,629,989

Shares issued on reinvestment	1,983	17,973	172,770	1,780,994

Shares repurchased	(176,225)	(1,457,188)	(552,096)	(6,823,748)

Net decrease	(124,891)	$(1,035,330)	(244,330)	$(3,412,765)

Class I

Shares sold	344	$3,000	116 [2]	$3,233 [2]

Shares issued on reinvestment	1	7	1 [2]	10 [2]

Net increase	345	$3,007	117 [2]	$3,243 [2]

1 For the period December 3, 2008 (inception date) to January 31, 2009.

2 For the period December 16, 2008 (inception date) to January 31, 2009.

66   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
	Shares	Amount	Shares	Amount
Allocation 70%
Class A

Shares sold	2,185,253	$19,248,690	6,158,283	$69,074,149

Shares issued on reinvestment	96,731	919,914	1,013,192	9,169,884

Shares repurchased	(3,022,919)	(26,241,575)	(6,690,569)	(73,672,154)

Net increase (decrease)	(740,935)	$(6,072,971)	480,906	$4,571,879

Class B

Shares sold	542,486	$4,811,378	1,398,756	$16,020,497

Shares issued on reinvestment	14,202	136,621	159,244	1,464,756

Shares repurchased	(1,168,144)	(10,241,790)	(2,740,423)	(31,152,100)

Net decrease	(611,456)	$(5,293,791)	(1,182,423)	$(13,666,847)

Class C

Shares sold	82,412	$724,449	188,744	$2,168,217

Shares issued on reinvestment	4,052	39,057	45,685	419,834

Shares repurchased	(247,780)	(2,130,386)	(593,416)	(6,717,251)

Net decrease	(161,316)	$(1,366,880)	(358,987)	$(4,129,200)

Class I

Shares sold	552	$4,791	758	$8,591

Shares issued on reinvestment	11	104	97	865

Shares repurchased	—	—	(1)	(12)

Net increase	563	$4,895	854	$9,444

Allocation 50%
Class A

Shares sold	1,806,230	$15,408,743	4,851,029	$51,073,265

Shares issued on reinvestment	465,362	3,903,862	1,375,559	14,670,707

Shares repurchased	(2,593,963)	(21,539,863)	(5,852,097)	(59,438,850)

Net increase (decrease)	(322,371)	$(2,227,258)	374,491	$6,305,122

Class B

Shares sold	400,319	$3,473,173	943,034	$10,057,059

Shares issued on reinvestment	71,082	607,907	249,143	2,748,069

Shares repurchased	(840,772)	(7,212,259)	(1,769,345)	(18,882,317)

Net decrease	(369,371)	$(3,131,179)	(577,168)	$(6,077,189)

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   67

Notes to financial statements (unaudited) continued

	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
	Shares	Amount	Shares	Amount
Class C

Shares sold	94,473	$806,905	112,581	$1,221,424

Shares issued on reinvestment	25,852	222,537	85,842	946,546

Shares repurchased	(211,425)	(1,813,874)	(689,829)	(7,371,815)

Net decrease	(91,100)	$(784,432)	(491,406)	$(5,203,845)

Class I3

Shares sold	18,507	$155,798	19,534	$199,224

Shares issued on reinvestment	2,061	17,367	4,408	46,495

Shares repurchased	(92,372)	(879,800)	(10,774)	(109,044)

Net increase (decrease)	(71,804)	$(706,635)	13,168	$136,675

Allocation 30%
Class A

Shares sold	847,207	$7,318,197	2,168,446	$22,117,239

Shares issued on reinvestment	163,911	1,445,173	392,158	3,772,261

Shares repurchased	(1,187,605)	(10,104,372)	(2,494,312)	(24,769,537)

Net increase (decrease)	(176,487)	$(1,341,002)	66,292	$1,119,963

Class B

Shares sold	176,979	$1,563,976	454,994	$4,650,542

Shares issued on reinvestment	24,629	220,677	65,943	644,455

Shares repurchased	(278,637)	(2,416,565)	(685,055)	(6,841,093)

Net decrease	(77,029)	$(631,912)	(164,118)	$(1,546,096)

Class C

Shares sold	33,182	$296,314	40,100	$423,957

Shares issued on reinvestment	6,271	56,150	15,968	155,571

Shares repurchased	(58,548)	(495,408)	(189,131)	(2,001,629)

Net decrease	(19,095)	$(142,944)	(133,063)	$(1,422,101)

Income Fund
Class A

Shares sold	434,555	$3,501,844	730,443	$6,272,197

Shares issued on reinvestment	81,365	661,611	155,231	1,347,653

Shares repurchased	(545,996)	(4,359,071)	(1,014,967)	(8,962,756)

Net decrease	(30,076)	$(195,616)	(129,293)	$(1,342,906)

3 On July 29, 2009, Class I shares were fully redeemed.

68   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
	Shares	Amount	Shares	Amount
Class B

Shares sold	89,711	$715,937	178,906	$1,556,264

Shares issued on reinvestment	13,266	108,990	26,254	231,469

Shares repurchased	(89,082)	(721,385)	(353,816)	(3,108,987)

Net increase (decrease)	13,895	$103,542	(148,656)	$(1,321,254)

Class C

Shares sold	26,382	$209,679	14,579	$123,854

Shares issued on reinvestment	2,600	21,383	4,706	41,314

Shares repurchased	(14,149)	(112,797)	(59,060)	(552,397)

Net increase (decrease)	14,833	$118,265	(39,775)	$(387,229)

8.	Capital loss carryforward

As of January 31, 2009, Allocation 100% had a net capital loss carryforward of approximately $4,302,576 which expires in 2017. Allocation 70% had a net capital loss carryforward of approximately $10,172,840, of which $5,972,151 expires in 2014 and $4,200,689 expires in 2017. Allocation 50% had a net capital loss carryforward of approximately $5,850,125 which expires in 2017. Allocation 30% had a net capital loss carryforward of approximately $1,542,696, of which $899,887 expires in 2014 and $642,809 expires in 2017. Income Fund had a net capital loss carryforward of approximately $6,949,838, of which $345,727 expires in 2012, $95,670 expires in 2013, $1,336,048 expires in 2014, $1,331,052 expires in 2015, $2,356,048 expires in 2016 and $1,485,293 expires in 2017. These amounts will be available to offset any future taxable capital gains.

9.	Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   69

Notes to financial statements (unaudited) continued

continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds’) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”) and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b] of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

70   Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Lifestyle Series 2009 Semi-Annual Report   71

Legg Mason Partners Lifestyle Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

PNC Global Investment Servicing
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 100%
Legg Mason Partners Lifestyle Allocation 85%
Legg Mason Partners Lifestyle Allocation 70%
Legg Mason Partners Lifestyle Allocation 50%
Legg Mason Partners Lifestyle Allocation 30%
Legg Mason Partners Lifestyle Income Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

Legg Mason Partners Lifestyle Series
Legg Mason Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Lifestyle Series. This report is not authorized for distribution to prospective investors in the Legg Mason Partners Lifestyle Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments. May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/09 SR09-907

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: October 2, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: October 2, 2009

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust
Date: October 2, 2009